RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026
United Mineral Services Ltd.
Statement [Line Items]
Company incurred fees		$ 14,002
Directors and Officers
Statement [Line Items]
Stock options issued			200,000
Share-based compensation expense	$ 23,048	96
Chief Financial Officer
Statement [Line Items]
Company incurred fees	$ 54,513	$ 15,703